Investment in Equity Affiliate - Petrodelta, S.A. - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010 Petrodelta's [Member]	Mar. 31, 2013 Petrodelta's [Member] MMBbls Employee	Mar. 31, 2012 Petrodelta's [Member]	Dec. 31, 2012 Petrodelta's [Member] Employee MMBbls	Dec. 31, 2011 Petrodelta's [Member]	Dec. 31, 2010 Petrodelta's [Member]	Mar. 31, 2013 Venezuela [Member]	Mar. 31, 2012 Venezuela [Member]	Dec. 31, 2012 Venezuela [Member]	Dec. 31, 2011 Venezuela [Member]	Jun. 30, 2010 HNR Finance [Member]	Dec. 31, 2012 HNR Finance [Member]	Nov. 30, 2010 HNR Finance [Member] Petrodelta's [Member]	Mar. 31, 2013 HNR Finance [Member] Petrodelta's [Member]	Dec. 31, 2012 HNR Finance [Member] Petrodelta's [Member]	Jan. 28, 2011 Fusion Geophysical Llc [Member]	Dec. 31, 2011 Fusion Geophysical Llc [Member]	Dec. 31, 2010 Fusion Geophysical Llc [Member]
Investment in Equity Affiliate (Textual) [Abstract]
Hydrocarbon contract term																20 years
Participation required for decision making process																						75.00%
Contract Price per MCF of gas																				1.54		1.54
Collection period for obligated to make payment to Petrodelta																				60 days		60 days
El Salto deliveries, gross																				5.0		4.0
El Salto deliveries net to interest by parent indirectly																				1.6		1.3
Revenue related to Boscan crude uninvoiced oil deliveries, gross																				$ 445,500,000		$ 352,700,000
Revenue related to Boscan crude uninvoiced oil deliveries, net to interest by parent indirectly																				142,600,000		112,900,000
No of employees seconded into Petrodelta																				3		3
Advance payment			117,000				(4,000)									414,000	682,000	(3,221,000)		100,000		500,000	800,000
Repayment of advance																						100,000	100,000
Advances to Affiliate to a long-term receivable																				2,000,000		2,100,000
Contribution of extraordinary prices																									80		80
Contribution of exorbitant prices																									80		100
Windfall profits tax																				66,046,000	84,738,000	291,355,000	237,632,000	14,116,000
Royalties paid																				80		70			80	70		70
Reduction in royalty																				27,300,000	38,500,000	113,700,000	85,000,000
Reduction in royalty net to interest by parent indirectly																				8,700,000	12,300,000	36,400,000	27,200,000
Percentage of interest owned by parent indirectly	32.00%	32.00%																		32.00%	32.00%	32.00%	32.00%						80.00%
Royalty paid in-cash																				3.33%		3.33%
Royalty paid in-kind																				30.00%		30.00%
Oil sales, net																				2,700,000	3,800,000	11,400,000	8,500,000
Oil sales, net to parent indirectly																				900,000	1,200,000	3,600,000	2,700,000
Dividends common stock cash from equity method investee	30,600,000																		30,600,000
Dividends declared to HNR Finance																														105,500,000	12,200,000	33,000,000
Dividends common stock cash from equity method investee due to indirect ultimate owner	9,800,000																		9,800,000
Overstatement of Sports Law contribution			1,700,000				300,000									2,500,000
Overstatement of Sports Law contribution net to interest by parent indirectly			500,000				100,000									800,000
Equity interest in equity affiliate																				40.00%	40.00%	40.00%	40.00%	40.00%								40.00%	40.00%
Equity Method Investee Gross																				100.00%		100.00%
Net income/loss from equity affiliate			49,471,000	7,745,000	20,299,000	22,829,000	16,896,000	18,235,000	18,476,000	18,284,000	18,456,000	39,725,000	36,740,000	60,024,000	55,216,000	67,769,000	73,451,000	66,291,000		49,471,000	16,896,000	67,769,000	72,066,000	66,291,000										1,400,000	200,000	2,400,000
Percentage acquired on merger																																		69.00%	49.00%	49.00%
Income loss from minority interest																																			100,000	1,200,000
Loss on revaluation																				400,000
Contribution for extraordinary prices as percentage of difference between budgeted price and cap price																									20.00%
Budgeted price per barrel																									55
Contribution for exorbitant prices under condition one																									80.00%
Contribution for exorbitant prices under condition two																									90.00%
Contribution for exorbitant prices under condition three																									95.00%
Lower range of average price of per barrel under condition one																									80
Upper range of average price of per barrel under condition one																									100
Lower range of average price of per barrel under condition two																									100
Upper range of average price of per barrel under condition two																									110
Lower range of average price of per barrel under condition three																									110
Exemption credit																				55,200,000
Exemption credit, net of tax																				36,400,000
Exemption credit to parent																				17,700,000
Exemption credit to parent, net of tax																				$ 11,600,000